Average Annual Total Returns	0 Months Ended
	Jul. 01, 2013
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.44%
5 Years	5.29%
10 Years	6.05%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A
Average Annual Return:
1 Year	(1.47%)
5 Years	3.02%
10 Years	4.42%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(2.11%)
5 Years	2.17%
10 Years	3.49%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.80%)
5 Years	2.10%
10 Years	3.33%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class B
Average Annual Return:
1 Year	(1.31%)
5 Years	3.10%
10 Years	4.51%
Inception Date of Share Class	Aug. 01, 1998
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class C
Average Annual Return:
1 Year	2.69%
5 Years	3.46%
10 Years	4.27%
Inception Date of Share Class	Dec. 01, 1998
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.40%
5 Years	4.42%
10 Years	7.25%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A
Average Annual Return:
1 Year	(0.61%)
5 Years	2.18%
10 Years	4.88%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(1.25%)
5 Years	1.40%
10 Years	4.05%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.15%)
5 Years	1.44%
10 Years	3.82%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class B
Average Annual Return:
1 Year	(0.29%)
5 Years	2.26%
10 Years	4.97%
Inception Date of Share Class	Mar. 01, 1997
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class C
Average Annual Return:
1 Year	3.68%
5 Years	2.62%
10 Years	4.74%
Inception Date of Share Class	Dec. 01, 1998
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.65%
5 Years	3.85%
Since Inception	4.15%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class A
Average Annual Return:
1 Year	0.75%
5 Years	1.91%
Since Inception	2.25%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	0.08%
5 Years	0.94%
Since Inception	1.34%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.72%
5 Years	1.10%
Since Inception	1.43%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.23%
5 Years	3.32%
10 Years	8.45%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A
Average Annual Return:
1 Year	2.12%
5 Years	1.22%
10 Years	5.44%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	1.44%
5 Years	0.60%
10 Years	4.73%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	1.72%
5 Years	0.74%
10 Years	4.44%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class B
Average Annual Return:
1 Year	2.55%
5 Years	1.29%
10 Years	5.53%
Inception Date of Share Class	Mar. 01, 1997
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class C
Average Annual Return:
1 Year	6.55%
5 Years	1.67%
10 Years	5.29%
Inception Date of Share Class	Dec. 01, 1998
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
5 Years	2.92%
Since Inception	2.89%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class A
Average Annual Return:
1 Year	3.92%
5 Years	1.24%
Since Inception	1.17%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	3.13%
5 Years	0.53%
Since Inception	0.50%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.05%
5 Years	0.75%
Since Inception	0.71%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.56%
5 Years	2.52%
10 Years	9.40%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A
Average Annual Return:
1 Year	5.28%
5 Years	0.55%
10 Years	5.90%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	4.65%
5 Years	0.05%
10 Years	5.22%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.96%
5 Years	0.28%
10 Years	4.92%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class B
Average Annual Return:
1 Year	5.88%
5 Years	0.59%
10 Years	5.98%
Inception Date of Share Class	Mar. 01, 1997
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class C
Average Annual Return:
1 Year	9.86%
5 Years	0.98%
10 Years	5.74%
Inception Date of Share Class	Dec. 01, 1998
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.92%
5 Years	2.22%
Since Inception	1.98%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class A
Average Annual Return:
1 Year	6.84%
5 Years	0.60%
Since Inception	0.35%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	6.21%
5 Years	0.11%
Since Inception	(0.10%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.95%
5 Years	0.33%
Since Inception	0.14%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.88%
5 Years	2.09%
10 Years	9.61%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A
Average Annual Return:
1 Year	7.43%
5 Years	0.18%
10 Years	6.41%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	6.81%
5 Years	(0.33%)
10 Years	5.80%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.46%
5 Years	(0.02%)
10 Years	5.43%
Inception Date of Share Class	Mar. 01, 1994
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class B
Average Annual Return:
1 Year	8.20%
5 Years	0.20%
10 Years	6.48%
Inception Date of Share Class	Mar. 01, 1997
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class C
Average Annual Return:
1 Year	12.25%
5 Years	0.61%
10 Years	6.25%
Inception Date of Share Class	Jul. 01, 1998
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.32%
5 Years	2.12%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class A
Average Annual Return:
1 Year	8.07%
5 Years	0.62%
Since Inception	0.32%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	7.56%
5 Years	0.21%
Since Inception	(0.05%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.69%
5 Years	0.39%
Since Inception	0.15%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years	2.13%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class A
Average Annual Return:
1 Year	8.16%
5 Years	0.57%
Since Inception	0.28%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	7.44%
5 Years	(0.07%)
Since Inception	(0.30%)	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.92%
5 Years	0.25%
Since Inception	0.03%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class C
Average Annual Return:
1 Year	13.76%
5 Years	1.76%
Since Inception	1.37%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years
Since Inception	3.47%	[2]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years
Since Inception	6.16%	[2]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years
Since Inception	6.92%	[2]
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class A
Average Annual Return:
1 Year	8.16%
5 Years
Since Inception	(0.67%)	[2]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class A | After Taxes on Distributions
Average Annual Return:
1 Year	7.94%
5 Years
Since Inception	(0.81%)	[2]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Retail) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.48%
5 Years
Since Inception	(0.61%)	[2]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.44%
5 Years	5.29%
10 Years	6.05%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class
Average Annual Return:
1 Year	4.74%
5 Years	4.46%
10 Years	5.32%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	4.02%
5 Years	3.53%
10 Years	4.31%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.25%
5 Years	3.30%
10 Years	4.08%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.40%
5 Years	4.42%
10 Years	7.25%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class
Average Annual Return:
1 Year	5.62%
5 Years	3.61%
10 Years	5.78%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	4.88%
5 Years	2.75%
10 Years	4.86%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.92%
5 Years	2.63%
10 Years	4.58%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.65%
5 Years	3.85%
Since Inception	4.15%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class
Average Annual Return:
1 Year	6.85%
5 Years	3.12%
Since Inception	3.36%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	6.15%
5 Years	2.13%
Since Inception	2.43%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.71%
5 Years	2.13%
Since Inception	2.38%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.23%
5 Years	3.32%
10 Years	8.45%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class
Average Annual Return:
1 Year	8.51%
5 Years	2.63%
10 Years	6.34%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	7.74%
5 Years	1.94%
10 Years	5.56%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.90%
5 Years	1.92%
10 Years	5.22%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
5 Years	2.92%
Since Inception	2.89%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class
Average Annual Return:
1 Year	10.28%
5 Years	2.45%
Since Inception	2.26%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	9.45%
5 Years	1.73%
Since Inception	1.59%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.22%
5 Years	1.78%
Since Inception	1.64%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.56%
5 Years	2.52%
10 Years	9.40%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class
Average Annual Return:
1 Year	11.87%
5 Years	1.95%
10 Years	6.80%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	11.17%
5 Years	1.41%
10 Years	6.05%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.30%
5 Years	1.46%
10 Years	5.70%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.92%
5 Years	2.22%
Since Inception	1.98%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class
Average Annual Return:
1 Year	13.31%
5 Years	1.79%
Since Inception	1.43%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	12.64%
5 Years	1.29%
Since Inception	0.98%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.18%
5 Years	1.35%
Since Inception	1.06%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.88%
5 Years	2.09%
10 Years	9.61%
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class
Average Annual Return:
1 Year	14.25%
5 Years	1.58%
10 Years	7.31%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	13.57%
5 Years	1.04%
10 Years	6.65%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.95%
5 Years	1.17%
10 Years	6.22%
Inception Date of Share Class	Nov. 08, 1999
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.32%
5 Years	2.12%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class
Average Annual Return:
1 Year	14.64%
5 Years	1.82%
Since Inception	1.41%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	14.09%
5 Years	1.40%
Since Inception	1.03%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.98%
5 Years	1.41%
Since Inception	1.07%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years	2.13%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class
Average Annual Return:
1 Year	14.76%
5 Years	1.76%
Since Inception	1.37%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	13.99%
5 Years	1.12%
Since Inception	0.77%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.24%
5 Years	1.27%
Since Inception	0.95%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years
Since Inception	6.16%	[2]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years
Since Inception	6.92%	[2]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years
Since Inception	3.47%	[2]
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class
Average Annual Return:
1 Year	14.78%
5 Years
Since Inception	3.31%	[2]
Inception Date of Share Class	Jun. 30, 2011
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class | After Taxes on Distributions
Average Annual Return:
1 Year	14.55%
5 Years
Since Inception	3.17%	[2]
Inception Date of Share Class	Jun. 30, 2011
(WFA Dow Jones Target Date Funds - Administrator) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Administrator Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.79%
5 Years
Since Inception	2.78%	[2]
Inception Date of Share Class	Jun. 30, 2011
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.44%
5 Years	5.29%
10 Years	6.05%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class
Average Annual Return:
1 Year	4.59%
5 Years	4.40%
10 Years	5.28%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	3.89%
5 Years	3.49%
10 Years	4.27%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.15%
5 Years	3.26%
10 Years	4.04%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.40%
5 Years	4.42%
10 Years	7.25%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class
Average Annual Return:
1 Year	5.63%
5 Years	3.56%
10 Years	5.74%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	4.92%
5 Years	2.72%
10 Years	4.83%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.92%
5 Years	2.60%
10 Years	4.54%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.65%
5 Years	3.85%
Since Inception	4.15%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class
Average Annual Return:
1 Year	6.87%
5 Years	3.08%
Since Inception	3.34%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	6.19%
5 Years	2.12%
Since Inception	2.43%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	4.72%
5 Years	2.11%
Since Inception	2.37%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.23%
5 Years	3.32%
10 Years	8.45%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class
Average Annual Return:
1 Year	8.45%
5 Years	2.58%
10 Years	6.31%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	7.70%
5 Years	1.90%
10 Years	5.53%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.86%
5 Years	1.87%
10 Years	5.19%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
5 Years	2.92%
Since Inception	2.89%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class
Average Annual Return:
1 Year	10.22%
5 Years	2.40%
Since Inception	2.22%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	9.40%
5 Years	1.70%
Since Inception	1.55%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.17%
5 Years	1.75%
Since Inception	1.61%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.56%
5 Years	2.52%
10 Years	9.40%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class
Average Annual Return:
1 Year	11.83%
5 Years	1.89%
10 Years	6.75%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	11.14%
5 Years	1.35%
10 Years	6.01%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.26%
5 Years	1.41%
10 Years	5.66%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.92%
5 Years	2.22%
Since Inception	1.98%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class
Average Annual Return:
1 Year	13.18%
5 Years	1.75%
Since Inception	1.39%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	12.53%
5 Years	1.28%
Since Inception	0.96%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.09%
5 Years	1.33%
Since Inception	1.03%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.88%
5 Years	2.09%
10 Years	9.61%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class
Average Annual Return:
1 Year	14.21%
5 Years	1.52%
10 Years	7.26%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	13.53%
5 Years	0.98%
10 Years	6.61%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.92%
5 Years	1.11%
10 Years	6.18%
Inception Date of Share Class	Jan. 31, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.32%
5 Years	2.12%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class
Average Annual Return:
1 Year	14.64%
5 Years	1.75%
Since Inception	1.32%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	14.10%
5 Years	1.35%
Since Inception	0.97%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.97%
5 Years	1.35%
Since Inception	1.00%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years	2.13%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class
Average Annual Return:
1 Year	14.65%
5 Years	1.69%
Since Inception	1.29%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	13.90%
5 Years	1.06%
Since Inception	0.73%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	10.16%
5 Years	1.21%
Since Inception	0.90%	[1]
Inception Date of Share Class	Jun. 29, 2007
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years
Since Inception	3.47%	[2]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years
Since Inception	6.16%	[2]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years
Since Inception	6.92%	[2]
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor Class
Average Annual Return:
1 Year	14.72%
5 Years
Since Inception	3.28%	[2]
Inception Date of Share Class	Jun. 30, 2011
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	14.33%
5 Years
Since Inception	3.05%	[2]
Inception Date of Share Class	Jun. 30, 2011
(WFA Dow Jones Target Date Funds - Investor) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.86%
5 Years
Since Inception	2.72%	[2]
Inception Date of Share Class	Jun. 30, 2011
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.44%
5 Years	5.29%
10 Years	6.05%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target Today Fund) | Class R4
Average Annual Return:
1 Year	4.99%
5 Years	4.78%
10 Years	5.57%
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.40%
5 Years	4.42%
10 Years	7.25%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R4
Average Annual Return:
1 Year	6.06%
5 Years	3.93%
10 Years	6.01%
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.65%
5 Years	3.85%
Since Inception	4.15%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R4
Average Annual Return:
1 Year	7.29%
5 Years	3.42%
Since Inception	3.65%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.23%
5 Years	3.32%
10 Years	8.45%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R4
Average Annual Return:
1 Year	8.94%
5 Years	2.95%
10 Years	6.60%
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
5 Years	2.92%
Since Inception	2.89%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R4
Average Annual Return:
1 Year	10.68%
5 Years	2.71%
Since Inception	2.53%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.56%
5 Years	2.52%
10 Years	9.40%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R4
Average Annual Return:
1 Year	12.26%
5 Years	2.26%
10 Years	7.03%
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.92%
5 Years	2.22%
Since Inception	1.98%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R4
Average Annual Return:
1 Year	13.72%
5 Years	2.17%
Since Inception	1.78%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.88%
5 Years	2.09%
10 Years	9.61%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R4
Average Annual Return:
1 Year	14.70%
5 Years	1.90%
10 Years	7.56%
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.32%
5 Years	2.12%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R4
Average Annual Return:
1 Year	15.03%
5 Years	2.11%
Since Inception	1.68%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years	2.13%
Since Inception	1.83%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R4
Average Annual Return:
1 Year	15.12%
5 Years	2.09%
Since Inception	1.67%	[1]
Inception Date of Share Class	Nov. 30, 2012
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years
Since Inception	5.18%	[2]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years
Since Inception	3.47%	[2]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years
Since Inception	7.68%	[2]
(WFA Dow Jones Target Date Funds - Class R4) | (Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R4
Average Annual Return:
1 Year	15.15%
5 Years
Since Inception	3.68%	[2]
Inception Date of Share Class	Nov. 30, 2012

[1]	Performance Since 6/29/2007
[2]	Performance Since 6/30/2011